Accrued Expenses	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements [Abstract]
7. Accrued Expenses

Accrued expenses consisted of the following at December 31, 2012 and December 31, 2011:

	December 31,
	2012	2011

Accrued compensation	$50,923	$33,930
Accrued settlement payable	-	40,000
Other accrued expenses	24,989	54,373
Accrued expenses	$75,912	$128,303